Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: October 11, 2023

Payment Date	10/16/2023
Collection Period Start	9/1/2023
Collection Period End	9/30/2023
Interest Period Start	9/15/2023
Interest Period End	10/15/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$457,596,602.06	$32,382,587.62	$425,214,014.44	0.836871	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,071,976,602.06	$32,382,587.62	$1,039,594,014.44

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,182,631,062.82	$1,146,499,143.12	0.766511
YSOC Amount	$107,263,259.38	$103,513,927.30
Adjusted Pool Balance	$1,075,367,803.44	$1,042,985,215.82
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$457,596,602.06	5.20000%	30/360	$1,982,918.61
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,071,976,602.06			$4,491,637.94

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,182,631,062.82	$1,146,499,143.12
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,075,367,803.44	$1,042,985,215.82
Number of Receivables Outstanding	53,178	52,540
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	52	51

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,957,285.55
Principal Collections	$35,823,766.91
Liquidation Proceeds	$138,899.42
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,919,951.88
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,919,951.88

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$985,525.89	$985,525.89	$—	$—	$38,934,425.99
Interest - Class A-1 Notes	$—	$—	$—	$—	$38,934,425.99
Interest - Class A-2 Notes	$1,982,918.61	$1,982,918.61	$—	$—	$36,951,507.38
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$35,023,799.05
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$34,632,289.05
First Allocation of Principal	$—	$—	$—	$—	$34,632,289.05
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$34,574,998.05
Second Allocation of Principal	$1,871,386.24	$1,871,386.24	$—	$—	$32,703,611.81
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,643,043.81
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$19,083,043.81
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$19,011,401.81
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,451,401.81
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,451,401.81
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$2,060,200.43
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,060,200.43
Remaining Funds to Certificates	$2,060,200.43	$2,060,200.43	$—	$—	$—
Total	$39,919,951.88	$39,919,951.88	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$107,263,259.38
Increase/(Decrease)	$(3,749,332.08)
Ending YSOC Amount	$103,513,927.30

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,075,367,803.44	$1,042,985,215.82
Note Balance	$1,071,976,602.06	$1,039,594,014.44
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	31	$308,152.79
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	64	$138,899.42
Monthly Net Losses (Liquidation Proceeds)			$169,253.37
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.43%
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			0.23%
Cumulative Net Losses for All Periods			$1,578,794.14
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	86	$2,170,449.07
60-89 Days Delinquent	0.05%	25	$607,817.27
90-119 Days Delinquent	0.02%	10	$283,964.30
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	121	$3,062,230.64

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$68,323.54
Total Repossessed Inventory		6	$164,293.90

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		35	$891,781.57
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.07%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.80	0.07%	27	0.05%